Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Merchant Alliances

A substantial portion of the Company’s business within the Global Business Solutions segment is conducted through merchant alliances. Merchant alliances are alliances between the Company and financial institutions. If the Company has majority ownership and management control over an alliance, then the alliance’s financial statements are consolidated with those of the Company and the related processing fees are treated as an intercompany transaction and eliminated upon consolidation. If the Company does not have a controlling ownership interest in an alliance, it uses the equity method of accounting to account for its investment in the alliance. As a result, the Company’s consolidated revenues include processing fees charged to alliances accounted for under the equity method. No directors or officers of the Company have ownership interests in any of the alliances. The formation of each of these alliances generally involves the Company and the bank contributing contractual merchant relationships to the alliance and a cash payment from one owner to the other to achieve the desired ownership percentage for each. The Company and the bank enter into a long-term processing service agreement as part of the negotiation process. This agreement governs the Company’s provision of transaction processing services to the alliance.

Management Agreement

In connection with the acquisition by affiliates of Kohlberg Kravis Roberts & Co. L.P. (KKR), First Data entered into a management agreement with KKR and one of its affiliates (the “Management Agreement”) pursuant to which KKR provides advisory services to the Company and receives fees and reimbursements of related out-of-pocket expenses. The Management Agreement terminates automatically upon the consummation of an initial public offering, including this offering, unless KKR determines otherwise, and in the event of such a termination the Company would be required to pay to KKR a termination fee based on the net present value of future payment obligations under the Management Agreement. During each of the years ended 2014, 2013 and 2012, the Company paid $20 million of management fees to KKR.

Relationship with KKR Capital Markets

In 2014, 2013, and 2012, KKR Capital Markets LLC, an affiliate of KKR, acted as an arranger and bookrunner for various financing transactions under the existing credit agreements, and as an initial purchaser of certain existing notes issued by the Company, and received underwriter and transaction fees totaling $4 million, $10 million, and $8 million, respectively. KKR Capital Markets LLC also acted as a placement agent in the private placement of shares of Holding's Class B common stock and received $41 million for such services

$10 million.[NEED TO DELETE AFTER XBRL TAGGED ABOVE]

$4 million..[NEED TO DELETE AFTER XBRL TAGGED ABOVE]

Relationship with KKR Credit

Since 2012, investment funds or accounts managed or advised by the global credit business of KKR Credit were participating lenders under the Company’s existing credit agreements. For the year ended December 31, 2014, the Company made aggregate principal payments of $36 million and interest and administrative fee payments of $27 million. Since 2012, investment funds or accounts managed or advised by KKR Credit were also holders of notes issued by the Company and as of December 31, 2014, the Company paid principal payments of $109 million and interest (including accrued and unpaid interest) and administrative fee payments of $20 million.

As of December 31, 2014, investment funds or accounts managed or advised by KKR Credit held a portion of the various existing term loans and notes issued by the Company.

Relationship with KKR Capstone

First Data has historically utilized KKR Capstone, a consulting company that works exclusively with KKR’s portfolio companies, for consulting services, and paid to KKR Capstone related fees and expenses. References to “KKR Capstone” are to KKR Capstone Americas LLC and their affiliates, which are owned and controlled by their senior management team. KKR Capstone is not a subsidiary or affiliate of KKR. KKR Capstone operates under several consulting agreements with KKR and uses the “KKR” name under license from KKR.